Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Text Block Supplement [Abstract]
Employee group contributed, amount	¥ 90,438	¥ 74,179	¥ 66,370